Risk management and concentrations of risk (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Beginning Balance, Before tax gains (losses)			$ (10,159)	$ 0
Effective portion of unrealized loss on cash flow hedge,Before tax gains (losses)			286	(7,316)
Reclassification of amortization of cash flow hedge to earnings ,Before tax gains (losses)			428	0
Other comprehensive income for period, Before tax gains (losses)	$ 2,981	$ (3,850)	714	(7,316)
Ending Balance, Before tax gains (losses)	(9,445)	(7,316)	(9,445)	(7,316)
Beginning Balance, Tax benefit (expense)			1,984	0
Effective portion of unrealized loss on cash flow hedge, Tax benefit (expense)			0	1,829
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)			(203)	0
Other comprehensive income for period, Tax benefit (expense)	(118)	963	(203)	1,829
Ending Balance, Tax benefit (expense)	1,781	1,829	1,781	1,829
Beginning Balance, Net of Tax			(8,175)	0
Effective portion of unrealized loss on cash flow hedge, Net of tax			286	(5,487)
Reclassification of amortization of cash flow hedge to earnings, Net of tax			225	0
Other comprehensive income for period, Net of tax			511	(5,487)
Ending Balance, Net of Tax	(7,664)	(5,487)	(7,664)	(5,487)
Beginning Balance, Accumulated OCI			(8,175)	0
Effective portion of unrealized loss on cash flow hedge, Accumulated OCI			286	(5,487)
Reclassification of amortization of cash flow hedge to earnings, Accumulated OCI			225	0
Other comprehensive income (loss) for period, Accumulated OCI			511	(5,487)
Ending Balance, Accumulated OCI	$ (7,664)	$ (5,487)	$ (7,664)	$ (5,487)